Submission	Apr. 10, 2026
Submission [Line Items]
Central Index Key	0001561032
Registrant Name	National Healthcare Properties, Inc.
Registration File Number	333-294895
Form Type	S-11
Submission Type	S-11/A
Fee Exhibit Type	EX-FILING FEES